Income Tax - Summary of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 415,300	$ 220,560
Current year addition	625,558	194,740
Balance at the end of the year	$ 1,040,858	$ 415,300